Intangible assets and Goodwill (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortizable Intangible Assets
Less: accumulated amortization	$ (75,782)	$ (57,425)
Net amortizable intangible assets	643,651
Unamortizable Goodwill and Indefinite-Lived Intangible Assets
Goodwill	329,132	63,607	63,607	63,607
Trade name	3,975	3,975
Indefinite lived intangible assets net, including goodwill	1,066,495	125,957
Intangible Liabilities Net
Amortized and unamortizable intangible liabilities gross	(109,778)	(6,455)
Less: accumulated depreciation	3,330	1,482
Net intangible liabilities	(106,448)	(4,973)
Below-market rent
Intangible Liabilities Net
Amortized and unamortizable intangible liabilities gross	(86,171)	(6,455)
Less: accumulated depreciation	3,227	1,482
Net intangible liabilities	(82,944)	(4,973)
Below-market purchase option
Intangible Liabilities Net
Amortized and unamortizable intangible liabilities gross	(16,711)
Net intangible liabilities	(16,711)
Above-market ground lease
Intangible Liabilities Net
Amortized and unamortizable intangible liabilities gross	(6,896)
Less: accumulated depreciation	103
Net intangible liabilities	(6,793)
Tenant Lease
Amortizable Intangible Assets
Finite lived intangible assets gross	776,405	83,035
Less: accumulated amortization	(44,499)	(27,253)
Net amortizable intangible assets	731,906	55,782
Management contracts
Amortizable Intangible Assets
Finite lived intangible assets gross	32,765	32,765
Less: accumulated amortization	(31,283)	(30,172)
Net amortizable intangible assets	1,482	2,593
In-place lease | Tenant Lease
Amortizable Intangible Assets
Finite lived intangible assets gross	474,629	62,162
Less: accumulated amortization	(27,351)	(17,585)
Net amortizable intangible assets	447,278	44,577
Above-market rent | Tenant Lease
Amortizable Intangible Assets
Finite lived intangible assets gross	293,627	9,905
Less: accumulated amortization	(13,742)	(5,082)
Net amortizable intangible assets	279,885	4,823
Tenant relationship | Tenant Lease
Amortizable Intangible Assets
Finite lived intangible assets gross	8,149	10,968
Less: accumulated amortization	(3,406)	(4,586)
Net amortizable intangible assets	$ 4,743	$ 6,382